General Company Information - Schedule of group’s principal subsidiaries (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Procaps S.A.
Schedule group’s principal subsidiaries [Line Items]
Place of business/country of incorporation	Colombia
Percentage of Ownership Interests	100.00%	100.00%
Principal activities	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
C.I. Procaps S.A.
Schedule group’s principal subsidiaries [Line Items]
Place of business/country of incorporation	Colombia
Percentage of Ownership Interests	100.00%	100.00%
Procaps S.A. de C.V (previously Laboratorios Lopez S.A. de C.V.)
Schedule group’s principal subsidiaries [Line Items]
Place of business/country of incorporation	El Salvador
Percentage of Ownership Interests	100.00%	100.00%
Softcaps - Colbras
Schedule group’s principal subsidiaries [Line Items]
Place of business/country of incorporation	Brazil
Percentage of Ownership Interests	100.00%	100.00%
Diabetrics Healthcare S.A.S.
Schedule group’s principal subsidiaries [Line Items]
Place of business/country of incorporation	Colombia
Percentage of Ownership Interests	100.00%	100.00%
Principal activities	Diabetes solutions and chronic disease management tool.